Summary of Significant Accounting Policies (Details) - Estimated useful lives	12 Months Ended
Dec. 31, 2012
Indoor Equipment [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	5-10
Outdoor Equipment [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	15
Building and Building Improvements [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	10 - 40
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	3 - 15
Leaseholds and Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives [Line Items]
Estimated Useful Lives	5